Organization (Tables)	12 Months Ended
Dec. 31, 2017
Variable Interest Entity [Line Items]
Summary of balance sheet

	December 31, 2017			December 31, 2016
	Held by CCRC	Held by CBPO	Held by WFOE	Held by CCRC	Held by CBPO	Held by WFOE

Assets
Cash and cash equivalents	$1,209,530	$12,219	$5,021,541	$2,397,440	$2,354	$4,986,891
Restricted cash	-	-	-	500,000	-
Other receivables	2,035	-	544	4,950,500	-	942
Long term investment	-	5,000,000	-	-	5,000,000	-

Liabilities	-	-	-	-	-	-
Other payables	$15,295	$52,000	$-	$94,285	$5,002,500	$1,872

VIE and VIE's subsidiaries [Member]
Variable Interest Entity [Line Items]
Summary of subsidiaries and variable interest entities
Name	Date of Incorporation	Place of incorporation	Percentage of effective ownership	Principal Activities
China BPO Holdings Limited, (“CBPO”)	March 28, 2014	Hong Kong	100%	Holding company of WFOE

Shandong Juncheng Information Technology Co., Ltd. (“WFOE”)	August 19, 2014	PRC	100%	Holding company

Shandong Taiying Technology Co., Ltd. (“Taiying”)	December 18, 2007	PRC	Contractual arrangements (1)	BPO service provider principally serves North China

Chongqing Central BPO Industry Co., Ltd. (“Central BPO”)	January 28, 2010	PRC	100% (2)	BPO service provider principally serves South China

Jiangsu Taiying Technology Co., Ltd. (“JTTC”)	February 25, 2010	PRC	100% (2)	BPO service provider which principally serves East China

Hebei Taiying Communication BPO Co., Ltd. (“HTCC”)	April 20, 2010	PRC	51% (4)	BPO service provider which principally serves North China

Shandong Central BPO Industry Co., Ltd. (“SCBI”)	August 9, 2012	PRC	100% (2)	BPO service provider which principally serves North China

Shandong Taiying Technology Chongqing Branch Company (“STTCB”)	February 22, 2013	PRC	100% (2)	BPO service provider principally serves South China

Shandong Taiying Technology Nanning Branch Company (“STTNB”)	May 28, 2013	PRC	100% (2)	BPO service provider principally serves South China

Jiangsu Central Information Service Co., Ltd. (“JCBI”)	December 12, 2013	PRC	100% (2)	BPO service provider principally serves East China

Anhui Taiying Information Technology Co., Ltd. (“ATIT”)	December 26, 2013	PRC	100% (2)	BPO service provider principally serves East China

Jiangsu Taiying Information Service Co., Ltd. (“JTIS”)	July 1, 2014	PRC	100% (2)	BPO service provider principally serves East China

Nanjing Taiying E-Commercial Business Co., Ltd. (“NTEB”)	December 25, 2014	PRC	100% (2)	BPO service provider principally serves East China

Name	Date of Incorporation	Place of incorporation	Percentage of effective ownership	Principal Activities
Jiangxi Taiying Technology Co., Ltd. (“JXTT”)	January 8, 2015	PRC	100% (2)	BPO service provider principally serves Southeast China

Xinjiang Taiying Technology Co., Ltd (“XTTC”)	March 20, 2015	PRC	100% (2)	BPO service provider principally serves Northwest, China

Beijing Taiying Technology Co., Ltd. (“BTTC”)	June 30, 2015	PRC	100% (2)	BPO service provider principally serves North China

Zaozhuang Shenggu E-commerce Co., Ltd. (“ZSEC”)	June 16, 2016	PRC	100% (3)	E-commerce service provider for the Company

Baoding Taiying Information Technology Service Co., Ltd. (“BTIT”)	June 16, 2017	PRC	100% (2)	BPO service provider principally serves Hebei Province, China

Sichuan Taiying Technology Co., Ltd. (“STTC”)	November 8, 2017	PRC	100% (2)	BPO service provider principally serves Sichuan Province, China

Tai’an Juncheng Information Technology Co., Ltd. (“TJIT”)	February 8, 2017	PRC	100% (5)	Not engaged in any principal activity and is in the process of business cancellation

Global Telecare Services Limited (“GTSL”)	February 17, 2017	Hong Kong	100% (2)	Holding company for future acquisition of foreign businesses

Guangxi Taiying Information Technology Co., Ltd. (“GTTC”)	March 28, 2018	PRC	100% (2)	BPO service provider principally serves Guangxi Zhuang Autonomous Region, China

(1) VIE effectively controlled by WFOE through a series of contractual agreements

(2) Wholly-owned subsidiaries of Taiying

(3) Wholly-owned subsidiary of BTTC

(4) 49% owned by Beijing Jiate Information Technology Co., Ltd., see Note 3 for detailed discussion

(5) Wholly-owned subsidiary of WFOE

Summary of balance sheet
	December 31, 2017	December 31, 2016
ASSETS
Cash and cash equivalents	$12,385,075	$8,560,583
Accounts receivable, net	23,689,583	13,595,396
Notes receivable	-	547,259
Notes receivable – related party, current	968,277	-
Prepayments	1,217,149	504,780
Due from related parties, net	219,051	248,866
Other current assets	1,082,350	1,042,006
Total current assets of VIE and its subsidiaries	39,561,485	24,498,890
Cost method investments	3,688,676	-
Notes receivable – related party, non-current	-	907,297
Property and equipment, net	6,067,338	4,360,976
Deferred tax assets	313,463	69,864
Total non-current assets of VIE and its subsidiaries	10,069,477	5,338,137
Total assets of VIE and its subsidiaries	$49,630,962	$29,837,027

LIABILITIES
Accounts payable	$495,177	$664,838
Accounts payable - related parties	46,661	129,489
Accrued liabilities and other payables	4,657,528	3,456,339
Deferred revenue	607,660	607,160
Wages payable	5,565,078	2,885,735
Income taxes payable	541,321	883,654
Short term loan	3,842,371	-
Due to related parties	-	446,050
Total current liabilities of VIE and its subsidiaries	15,755,796	9,073,265
Total liabilities of VIE and its subsidiaries	$15,755,796	$9,073,265